Intangible Assets (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Intangible assets	$ 22,077		$ 22,816
Amortization expense	739	$ 239
Software License [Member]
Intangible assets	24,770		24,770	$ 0
Accumulated amortization	$ 2,693		$ 1,954	$ 0